CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS [Abstract]
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, par value per share	$ 0.001	$ 0.001	$ 0.001
Common stock, shares issued	114,144,706	109,912,589	88,703,868
Common stock, shares outstanding	114,144,706	109,912,589	88,703,868